INTANGIBLE ASSETS - Summary of Finite and Indefinite Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	$ 239,257	$ 245,681	$ 255,073	$ 130,811
Intangible assets with finite useful lives
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	60,368	64,153
Intangible assets with indefinite useful lives
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	178,889	181,528
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	73,020	73,020	$ 68,530	$ 10,800
Domain names and related websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	105,869	108,508
Customer contracts and customer bases
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	23,996	26,534
Acquired technology and software
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	21,300	23,143
Domain names and related websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	6,970	7,380
Development costs
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	$ 8,102	$ 7,096